February 23, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE:    Rule 24(f)-2 Notice for M.S.B. Fund Inc.
       File No.2-22542

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:      M.S.B. Fund, Inc.
                                     26 Broadway, Suite 400
                                     New York, NY 10004


2.  Name of each series or class of funds for which this notice is filed:

          M.S.B. Fund, Inc., Class A Stock (par value $.001 per share)

3.  Investment Company Act File Number:           811-1273

    Securities Act File Number:              2-22542


4.  Last day of fiscal year for which this notice is filed:         12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

                N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

                N/A

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                Number:               84,066
                Sale Price:       $1,260,053

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                Number:              392,215
                Sale Price:       $5,363,550

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):                $   1,260,053

    (ii)  Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):      +   5,363,550

   (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):                                 -   10,601,894

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable)                                           +   0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i) plus line (ii), less line
          (iii), plus line (iv)] (if applicable):               $  (3,978,291)

    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation:               /     2900

   (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:  $   0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                           [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By:     /S/ Jay F. Nusblatt
             Jay F. Nusblatt
             Treasurer

     Date:   February 22, 1996






February 22, 1996



M.S.B. Fund, Inc.
26 Broadway, Suite 400
New York, New York 10004

Dear Sirs:

You have requested our opinion in connection with the attached Rule 24f-2 Notice (the "Notice") for M.S.B. Fund, Inc., a New York corporation (the "Fund"), making definite in number the 476,281 shares (the "Shares") of capital stock of the Fund, par value $0.001 per share, registered under the Securities Act of 1933 for the fiscal year ended December 31, 1995 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The law covered by the opinion set forth below is limited to the New York Business Corporation Law.


We have considered such matters of law and fact as we have deemed appropriate as a basis for the opinion set forth below, and, as to matters of fact, including without limitation, the number of shares sold during 1995, the consideration received therefor and the number of shares outstanding as of December 31, 1995 and during the year then ended, we have relied solely upon a copy of the certificate of incorporation of the Fund certified by the Secretary of State of the State of New York, a certificate of the Administrative Agent, Registrar and Transfer Agent of the Fund and a certificate of good standing issued by the Secretary of State of the State of New York. Based upon and subject to the foregoing, we are of the opinion that theShares were legally issued, fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the Notice.

Very truly yours,


/s/ Hughes Hubbard & Reed
Hughes Hubbard & Reed